Note 7 - Leases - Minimum Operating and Capital Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
2020, Operating	$ 28,689
2020, Capital	7,827
2021, Operating	24,938
2021, Capital	7,827
2022, Operating	17,526
2022, Capital	7,827
2023, Operating	12,062
2023, Capital	7,827
2024, Operating	5,950
2024, Capital	6,102
2025-2031, Operating	6,927
2025-2031, Capital	5,267
Total minimum payment required, Operating	96,092
Total minimum payment required, Capital	42,677
Less interest, Capital	4,973
Present value of minimum lease payments, Capital	37,704
Amount due within one year, Capital	6,418
Long-term capital lease obligation	$ 31,286	$ 34,331